Acquisitions Other Acquisitions (Details)				8 Months Ended	10 Months Ended	12 Months Ended
	Oct. 01, 2019 USD ($)	Sep. 30, 2019 USD ($) store shares	Aug. 23, 2019 USD ($) store	Dec. 28, 2019 USD ($) $ / shares	Dec. 26, 2020 USD ($)	Dec. 26, 2020 USD ($) $ / shares	Apr. 30, 2019 USD ($) $ / shares
Business Acquisition, Transaction Costs				$ 17,400,000	$ 8,100,000	$ 8,100,000
Business Combination, Separately Recognized Transactions, Revenues and Gains Recognized				1,298,606,000	462,702,000	2,078,386,000	$ 2,134,110,000
Number of Real Estate Properties | store		21	41
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 16,800,000	$ 16,200,000
Business Combination, Consideration Transferred			$ 26,600,000
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized				$ (10,027,000)		$ 36,260,000	$ (57,417,000)
Basic Earnings Per Share, Pro Forma | $ / shares				$ (0.60)		$ 1.05	$ (4.16)
Diluted Earnings Per Share Pro Forma | $ / shares				$ (0.60)		$ 1.04	$ (4.16)
Goodwill				$ 124,521,000	448,258,000	$ 448,258,000	$ 0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net					357,263,000	357,263,000
Acquisition-related Costs
Business Combination, Acquisition Related Costs						30,500,000
Fair Value Adjustment to Inventory
Inventory, Noncurrent, Fair Value Disclosure					$ 30,300,000	$ 30,300,000
Buddy's Partners Asset Acquisition [Member]
Number of Real Estate Properties | store		21
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 16,200,000
Business Combination, Consideration Transferred, Forgiveness of Receivable		600,000
Business Combination, Consideration Transferred		$ 16,800,000
A-Team Leasing Asset Acquisition [Member]
Number of Real Estate Properties | store			41
Business Combination, Consideration Transferred			$ 26,600,000
Common Stock [Member]
Business Acquisition, Number Of Common Stock Shares Acquired | shares		1,350,000
Common Stock [Member] | Buddy's Partners Asset Acquisition [Member]
Business Acquisition, Number Of Common Stock Shares Acquired | shares		1,350,000
Preferred Stock
Business Acquisition, Number Of Common Stock Shares Acquired | shares		270,000
Preferred Stock | Buddy's Partners Asset Acquisition [Member]
Business Acquisition, Number Of Common Stock Shares Acquired | shares		270,000